Derivative Financial Instruments - Schedule of Fair Value Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Realized gain recognised in profit and loss	$ (116)	$ 0	$ 55
Unrealized gain (loss) recognised in profit and loss	0	1,371	(1,255)
Unrealized gain on derivative financial instruments	0	0	77
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain recognised in profit and loss			55
Unrealized gain (loss) recognised in profit and loss			0
Unrealized gain on derivative financial instruments			77
Profit and loss agreement [member] | Profit and loss agreement [member]
Disclosure of detailed information about financial instruments [line items]
Realized gain recognised in profit and loss	(116)	0	0
Unrealized gain (loss) recognised in profit and loss	0	1,371	(1,255)
Unrealized gain on derivative financial instruments	$ 0	$ 0	$ 0